Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	6 Months Ended
Jun. 30, 2012
Pro Forma (Tables) [Abstract]
Pro Forma Tabular Disclosures [Table Text Block]
	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,420,560	$3,295,786	$6,782,198	$6,428,592
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	266,093	261,603	529,400	479,681
Pro forma income per ordinary share
Basic	$0.87	$0.86	$1.74	$1.59
Fully diluted	$0.87	$0.86	$1.73	$1.58